INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
INTANGIBLE ASSETS

6 Intangible assets

	As of December 31,
	2022	2023	2023
	S$	S$	US$

Software development costs	1,197,229	2,089,338	1,583,672
Accumulated amortization	(124,614)	(542,482)	(411,190)
Intangible assets, net of accumulated amortization	1,072,615	1,546,856	1,172,482

Based on the carrying value of definite-lived intangible assets as of December 31, 2023, the Company estimates its amortization expense for following years will be as follows:

Amortization expense
S$
For years period ended December 31,
2024	372,878
2025	372,878
2026	372,878
2027	248,264
Total amortization expense	1,366,898

Amortization expense of intangible assets for the years ended December 31, 2022 and 2023 is S$124,614 and S$417,868 (US$316,734).